Label	Element	Value
Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Treasury Inflation Protected Securities Index Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	31.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index† (Series-L)SM. The index includes all publicly-issued treasury inflation-protected securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar-denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally seek to replicate the performance of the index by giving the same weight to a given security as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies. The fund may also invest in cash and cash equivalents, including money market funds, enter into
†
Index ownership – Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc.,dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities Index Fund.

repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The investment adviser typically seeks to track the price and yield performance of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. When the fund uses sampling techniques, the fund generally expects that its yield, maturity and weighted average effective duration will be similar to those of the index.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L). The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 4.45% Q4 2023 Worst Quarter: (6.05%) Q2 2022 Year-to-date performance (before taxes) as of 9/30/25: 6.89%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	6.89%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.05%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/24
Schwab Treasury Inflation Protected Securities Index Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value.
Schwab Treasury Inflation Protected Securities Index Fund | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
Schwab Treasury Inflation Protected Securities Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Treasury Inflation Protected Securities Index Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Treasury Inflation Protected Securities Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Treasury Inflation Protected Securities Index Fund | Inflation-Protected Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Schwab Treasury Inflation Protected Securities Index Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Schwab Treasury Inflation Protected Securities Index Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Schwab Treasury Inflation Protected Securities Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Treasury Inflation Protected Securities Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Treasury Inflation Protected Securities Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Treasury Inflation Protected Securities Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Treasury Inflation Protected Securities Index Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 64
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.61%)
Annual Return [Percent]	oef_AnnlRtrPct	4.47%
Annual Return [Percent]	oef_AnnlRtrPct	2.94%
Annual Return [Percent]	oef_AnnlRtrPct	(1.32%)
Annual Return [Percent]	oef_AnnlRtrPct	8.38%
Annual Return [Percent]	oef_AnnlRtrPct	10.88%
Annual Return [Percent]	oef_AnnlRtrPct	5.83%
Annual Return [Percent]	oef_AnnlRtrPct	(11.99%)
Annual Return [Percent]	oef_AnnlRtrPct	3.78%
Annual Return [Percent]	oef_AnnlRtrPct	1.96%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%
Schwab Treasury Inflation Protected Securities Index Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.92%
Schwab Treasury Inflation Protected Securities Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.14%